Goodwill and Other Intangible Assets (Movement in Carrying Amount of Goodwill by Business Segment) (Detail) - Entity [Domain] - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Goodwill [Line Items]
Goodwill		¥ 2,559,390	¥ 2,476,863	¥ 2,158,512
Accumulated impairment losses		(1,751,780)	(1,748,348)	(1,740,556)
Goodwill, Net		807,610	728,515	¥ 417,956
Goodwill acquired during the fiscal year	[1]		258,010
Impairment loss		(3,432)	(7,792)
Foreign currency translation adjustments and other		82,527	60,341
Business Segment [Member] | Integrated Retail Banking Business Group [Member]
Goodwill [Line Items]
Goodwill		840,055	840,055	¥ 840,055
Accumulated impairment losses		(840,055)	(840,055)	(840,055)
Business Segment [Member] | Integrated Corporate Banking Business Group [Member]
Goodwill [Line Items]
Goodwill		885,234	885,234	885,234
Accumulated impairment losses		(885,234)	(885,234)	(885,234)
Business Segment [Member] | Integrated Trust Assets Business Group [Member]
Goodwill [Line Items]
Goodwill		39,991	37,795	22,527
Accumulated impairment losses		(25,959)	(22,527)	(14,735)
Goodwill, Net		14,032	15,268	7,792
Goodwill acquired during the fiscal year	[1]		14,443
Impairment loss		(3,432)	(7,792)
Foreign currency translation adjustments and other		2,196	825
Business Segment [Member] | Integrated Global Business Group [Member]
Goodwill [Line Items]
Goodwill		542,495	494,093	408,396
Accumulated impairment losses		(532)	(532)	(532)
Goodwill, Net		541,963	493,561	407,864
Goodwill acquired during the fiscal year	[1]		26,181
Foreign currency translation adjustments and other		48,402	59,516
Business Segment [Member] | Integrated Global Business Group [Member] | Other than MUAH [Member]
Goodwill [Line Items]
Goodwill		152,203	152,203	152,203
Accumulated impairment losses		(532)	(532)	(532)
Goodwill, Net		151,671	151,671	151,671
Business Segment [Member] | Integrated Global Business Group [Member] | MUAH [Member]
Goodwill [Line Items]
Goodwill		390,292	341,890	256,193
Goodwill, Net		390,292	341,890	256,193
Goodwill acquired during the fiscal year	[1]		26,181
Foreign currency translation adjustments and other		48,402	59,516
Business Segment [Member] | Krungsri [Member]
Goodwill [Line Items]
Goodwill		249,315	217,386
Goodwill, Net		249,315	217,386
Goodwill acquired during the fiscal year	[1]		217,386
Foreign currency translation adjustments and other		31,929
Business Segment [Member] | Integrated Global Markets Business Group [Member]
Goodwill [Line Items]
Goodwill		2,300	2,300	2,300
Goodwill, Net		¥ 2,300	¥ 2,300	¥ 2,300

[1]	See Note 2 for the goodwill acquired in connection with principal acquisitions.